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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                   	  Pioneer Series Trust IX
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Europe Select Equity Fund
         Schedule of Investments  5/31/09 (unaudited)

Shares                                                        Value
         COMMON STOCKS - 96.7 %
         Energy - 11.6 %
         Integrated Oil & Gas - 10.0 %
190,101  BG Group Plc                                    $ 3,468,788
81,926   Repsol SA                                         1,838,562
133,384  Royal Dutch Shell Plc                             3,581,851
                                                         $ 8,889,201
         Oil & Gas Equipment & Services - 1.6 %
28,872   Technip                                         $ 1,424,870
         Total Energy                                    $ 10,314,071
         Materials - 9.5 %
         Construction Materials - 3.3 %
126,318  CRH Plc                                         $ 2,980,588
         Diversified Chemical - 1.8 %
34,660   Akzo Nobel NV                                   $ 1,611,145
         Diversified Metals & Mining - 4.4 %
85,384   Rio Tinto Plc                                   $ 3,867,552
         Total Materials                                 $ 8,459,285
         Capital Goods - 10.5 %
         Aerospace & Defense - 5.4 %
367,648  Bae Systems Plc                                 $ 2,032,730
127,877  Finmeccanica S.p.A.                               1,804,533
19,292   Thales SA                                           907,734
                                                         $ 4,744,997
         Construction, Farm Machinery & Heavy Trucks - 1.9 %
27,540   Man AG                                          $ 1,680,924
         Industrial Conglomerates - 3.2 %
38,877   Siemens AG                                      $ 2,834,607
         Total Capital Goods                             $ 9,260,528
         Transportation - 1.9 %
         Air Freight & Couriers - 1.9 %
88,037   TNT NV                                          $ 1,727,170
         Total Transportation                            $ 1,727,170
         Automobiles & Components - 1.9 %
         Automobile Manufacturers - 1.9 %
45,439   Daimlerchrysler AG *                            $ 1,662,640
         Total Automobiles & Components                  $ 1,662,640
         Consumer Services - 3.6 %
         Hotels, Resorts & Cruise Lines - 1.8 %
62,534   Carnival Corp.                                  $ 1,590,865
         Restaurants - 1.8 %
281,838  Compass Group Plc                               $ 1,626,043
         Total Consumer Services                         $ 3,216,908
         Media - 7.3 %
         Advertising - 2.2 %
257,440  WPP Group Plc *                                 $ 1,918,640
         Cable & Satellite - 2.7 %
95,775   Eutelsat Communications SA                      $ 2,430,732
         Publishing - 2.4 %
178,491  Elsevier NV                                     $ 2,149,476
         Total Media                                     $ 6,498,848
         Food & Drug Retailing - 2.5 %
         Food Retail - 2.5 %
379,543  Tesco Plc                                       $ 2,243,803
         Total Food & Drug Retailing                     $ 2,243,803
         Food, Beverage & Tobacco - 5.3 %
         Packaged Foods & Meats - 2.9 %
106,403  Unilever NV                                     $ 2,545,772
         Tobacco - 2.4 %
79,223   British American Tobacco Plc                    $ 2,161,903
         Total Food, Beverage & Tobacco                  $ 4,707,675
         Health Care Equipment & Services - 3.2 %
         Health Care Services - 3.2 %
66,897   Fresenius Medical Care AG                       $ 2,806,818
         Total Health Care Equipment & Services          $ 2,806,818
         Pharmaceuticals & Biotechnology - 9.3 %
         Pharmaceuticals - 9.3 %
44,283   Bayer AG                                        $ 2,519,249
65,862   Novartis AG                                       2,623,174
22,507   Roche Holdings AG                                 3,069,832
                                                         $ 8,212,255
         Total Pharmaceuticals & Biotechnology           $ 8,212,255
         Banks - 10.4 %
         Diversified Banks - 10.4 %
60,810   BNP Paribas SA                                  $ 4,214,349
72,493   National Bank of Greece SA *                      1,992,458
51,318   Societe Generale                                  2,988,912
                                                         $ 9,195,719
         Total Banks                                     $ 9,195,719
         Diversified Financials - 6.0 %
         Asset Management & Custody Banks - 1.2 %
23,960   Julius Baer Holding Ltd. *                      $ 1,015,203
         Diversified Capital Markets - 4.8 %
94,917   CS Group, Inc.                                  $ 4,267,508
         Total Diversified Financials                    $ 5,282,711
         Insurance - 3.8 %
         Multi-Line Insurance - 1.3 %
6,368    Zurich Financial Services Ltd. *                $ 1,187,087
         Reinsurance - 2.5 %
15,492   Muenchener Rueckversicherungs Gesellschaft AG   $ 2,171,267
         Total Insurance                                 $ 3,358,354
         Telecommunication Services - 3.3 %
         Wireless Telecommunication Services - 3.3 %
1,563,926Vodafone Group Plc                              $ 2,932,838
         Total Telecommunication Services                $ 2,932,838
         Utilities - 6.5 %
         Independent Power Producer & Energy Traders - 1.5 %
302,821  International Power Plc                         $ 1,341,447
         Multi-Utilities - 5.0 %
331,446  National Grid Plc                               $ 3,212,728
15,027   RWE AG                                            1,247,579
                                                         $ 4,460,307
         Total Utilities                                 $ 5,801,754
         TOTAL COMMON STOCKS
         (Cost  $97,796,784)                             $ 85,681,377

         RIGHTS - 0.0 %
         Energy - 0.0 %
         Integrated Oil & Gas - 0.0 %
133,384  Royal Dutch Shell Rights, Exp. 6/2/09 *         $         0
         Total Energy                                    $         0
         Food, Beverage & Tobacco - 0.0 %
         Packaged Foods & Meats - -0.1 %
106,403  Unilever NV Rights, Exp. 6/9/09 *               $         0
         Total Food, Beverage & Tobacco                  $         0
         Banks - 0.0 %
         Diversified Banks - -0.1 %
60,810   BNP Paribas Rights, Exp. 6/8/09 *               $         0
51,318   Societe Generale Rights, Exp. 6/20/09 *                   0
         Total Banks                                     $         0
         TOTAL RIGHTS
         (Cost  $0)                                      $         0
         TOTAL INVESTMENT IN SECURITIES - 96.7%
         (Cost  $97,796,784)(a)                          $ 85,681,377
         OTHER ASSETS AND LIABILITIES - 3.3%             $ 2,905,335
         TOTAL NET ASSETS - 100.0%                       $ 88,586,712


*        Non-income producing security.

(a) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $98,068,850 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost   $896,566

         Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(13,284,039)

         Net unrealized loss                             $ (12,387,473)


         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of May
         31, 2009, in valuing the Fund's assets:

                         Valuation Inputs                  Investments
                                                          in Securities
         Level 1 - Quoted Prices                           1,590,865
         Level 2 - Other Significant Observable Inputs     84,090,512
         Level 3 - Significant Unobservable Inputs                0
         Total                                             85,681,377


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IX

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2009

* Print the name and title of each signing officer under his or her signature.